Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 29, 2023 CNY (¥)	Sep. 29, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Cash consideration			¥ 509,872		¥ 0	¥ 0
Indefinite-lived intangible assets			1,416,050		800,747
Other finite lived intangible assets net			¥ 3,532,942		242,225
VPT [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Finite lived intangible assets useful live			10 years
Impairment of finite lived intangible assets			¥ 0
Other finite lived intangible assets net			2,543,796
Software and Software Development Costs [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Impairment of finite lived intangible assets			¥ 8,712		¥ 26,418
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]			Net Income (Loss) Attributable to Parent	Net Income (Loss) Attributable to Parent	Net Income (Loss) Attributable to Parent
Other finite lived intangible assets net			¥ 219,262		¥ 242,225
License Plates [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Indefinite-lived intangible assets			40,880		34,747
Insurance Agency Qualification [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Indefinite-lived intangible assets			22,000		¥ 22,000
Trademarks [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Other finite lived intangible assets net			2,626
Internet Domain Names [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Other finite lived intangible assets net			2,554
Patents [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Other finite lived intangible assets net			¥ 6,436
Dogotix [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Cash consideration	¥ 710,000	$ 98,960
Finite lived intangible assets useful live	10 years	10 years
Impairment of finite lived intangible assets | $				$ 0
Business acquisition equity interest percentage	74.82%	74.82%
Business combination equity interest in acquiree percentage	25.18%	25.18%
Business combination step acquistion equity interest in acquiree fair value	¥ 205,000
Business combination consideration transferred including equity interest in acquiree held prior to combination	915,000
Finite lived intangible assets acquired	¥ 778,000